EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net loss. The assumed exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at September 30, 2013 and September 30, 2012. The convertible bonds using the if-converted method were anti dilutive for all periods presented and, therefore, 5,881,275 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net loss from discontinued operations and net loss attributable to Frontline Ltd. are as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(174,462)	(53,651)
Net loss from discontinued operations	(1,016)	(12,537)
Net loss attributable to Frontline Ltd.	(175,478)	(66,188)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Nine months ended September 30,
	2013	2012
Weighted average number of ordinary shares (000s)	78,204	77,859